Change in Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018
Disclosure Of Changes In Accounting Estimates [Line Items]
Contract liabilities	$ 70,335	$ 59,169
Additional Information as per IFRS 15 [Member]
Disclosure Of Changes In Accounting Estimates [Line Items]
Trade and other receivables reclassified to contract assets	313
Trade and other payables reclassified to contract liabilities	63,531
Deferred revenue reclassified to contract liabilities	6,804
Contract liabilities	$ 70,335